Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt
Debt excl. debt securities issued	kr 8,607	kr 3,628
Debt securities issued	316,388	314,108
Total	324,995	317,736
SKR
Debt
Total	22,509	17,029
USD
Debt
Total	203,141	200,222
EUR
Debt
Total	67,070	61,325
AUD
Debt
Total	10,281	11,934
Other currencies
Debt
Total	21,994	27,226
Exchange-rate related contracts
Debt
Debt securities issued	4,802	6,368
Total	4,802	6,368
Interest rate related contracts
Debt
Debt excl. debt securities issued	8,607	3,628
Debt securities issued	311,407	303,998
Total	320,014	307,626
Equity related contracts
Debt
Debt securities issued	54	3,594
Total	54	3,594
Contracts related to raw materials, credit risk etc.
Debt
Debt securities issued	125	148
Total	kr 125	kr 148